Vanguard Whitehall Funds

Supplement to the Statement of Additional Information Dated February 25, 2015

Important Changes to Vanguard Mid-Cap Growth Fund

William Blair & Company, L.L.C. (William Blair & Company)—one of the advisors to Vanguard Mid-Cap Growth Fund—recently completed an internal corporate restructuring that resulted in the formation of a new entity, William Blair Investment Management, LLC (WBIM).

Chartwell Investment Partners, Inc. (Chartwell)—the other advisor to Vanguard Mid-Cap Growth Fund—also recently completed a corporate restructuring, which resulted in Chartwell converting from a Pennsylvania corporation to a Pennsylvania limited liability company.

WBIM has assumed investment advisory responsibilities for the portion of assets of the Fund previously advised by William Blair & Company, and Chartwell Investment Partners, LLC has assumed investment advisory responsibilities for the portion of assets of the Fund previously advised by Chartwell Investment Partners, Inc.

WBIM will have an identical governance structure to William Blair & Company, and Chartwell Investment Partners, LLC will have an identical governance structure to Chartwell Investment Partners, Inc. The restructurings should not result in changes in the nature or level of advisory services provided to the Fund or an increase in the fees paid by the Fund for such services. The Fund’s investment objective, strategies, and risks remain unchanged.

All references to William Blair & Company, L.L.C. (William Blair & Company) in the Statement of Additional Information are hereby replaced with William Blair Investment Management, LLC (WBIM), and all references to Chartwell Investment Partners, Inc. (Chartwell) in the Statement of Additional Information are hereby replaced with Chartwell Investment Partners, LLC (Chartwell).

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 934A 072015

Vanguard Mid-Cap Growth Fund

Supplement to the Prospectus and Summary Prospectus Dated February 25, 2015

William Blair & Company, L.L.C. (William Blair & Company)—one of the advisors to Vanguard Mid-Cap Growth Fund—recently completed an internal corporate restructuring that resulted in the formation of a new entity, William Blair Investment Management, LLC (WBIM).

Chartwell Investment Partners, Inc. (Chartwell)—the other advisor to Vanguard Mid-Cap Growth Fund—also recently completed a corporate restructuring, which resulted in Chartwell converting from a Pennsylvania corporation to a Pennsylvania limited liability company.

WBIM has assumed investment advisory responsibilities for the portion of assets of the Fund previously advised by William Blair & Company, and Chartwell Investment Partners, LLC has assumed investment advisory responsibilities for the portion of assets of the Fund previously advised by Chartwell Investment Partners, Inc.

WBIM will have an identical governance structure to William Blair & Company, and Chartwell Investment Partners, LLC will have an identical governance structure to Chartwell Investment Partners, Inc. The restructurings should not result in changes in the nature or level of advisory services provided to the Fund or an increase in the fees paid by the Fund for such services. The Fund’s investment objective, strategies, and risks remain unchanged.

All references to William Blair & Company, L.L.C. (William Blair & Company) in the prospectus and summary prospectus are hereby replaced with William Blair Investment Management, LLC (WBIM), and all references to Chartwell Investment Partners, Inc. (Chartwell) in the prospectus and summary prospectus are hereby replaced with Chartwell Investment Partners, LLC (Chartwell).

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 301 072015